Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Risks and Uncertainties
6.
RISKS AND UNCERTAINTIES

The Plan holds various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets Available for Benefits.